Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Summary of Other Assets

Other assets (current and long-term) as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Other current assets:
Non-trade receivables	$51	$227
Corporate tax receivable	4,309	5,727
Sales tax receivable	1,101	—
Other tax receivable	2,855	1,028
Inventory	482	347
Contract costs	1,104	—
Total other current assets	$9,902	$7,329
Other assets:
Security deposit	$987	$1,364
Sales tax receivable	—	1,501
Withholding tax receivable	572	—
Contract costs	1,147	1,973
Total other assets	$2,706	$4,838